INVESTMENT PROPERTIES - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure of detailed information about investment property [line items]
Additions and acquisitions through business combinations	$ 4,000
Dispositions	$ 2,199